Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2023	2022
Current:
Federal	$(3)	$(2)
State	60	96
Total current income taxes	57	94
Deferred:
Federal	-	-
State	-	-
Total deferred income taxes	-	-
Total provision for income taxes	$57	$94

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2023	2022
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$63	$65
Reserves not deductible until paid	6	7
Net operating loss carryforwards
Federal	2,030	2,081
State	579	494
Federal tax credit	1,261	1,041
Operating lease liabilities	337	345
Section 163(j) business interest expense carryforward	682	269
Other	22	37
Gross deferred tax assets	4,980	4,339
Less valuation allowance	(2,965)	(2,488)
Deferred tax assets net of valuation allowance	$2,015	$1,851

Deferred tax liabilities:
Property and equipment	$(1,670)	$(1,498)
Operating lease right of use assets	(337)	(345)
Gross deferred tax liabilities	$(2,007)	$(1,843)
Net deferred tax asset	$8	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2023	2022
Loss before income taxes	$(1,987)	$(886)
Less net loss attributable to non-controlling interest in subsidiary	(269)	(397)
Loss before income taxes attributable to
Avalon Holdings Corporation common shareholders	(1,718)	(489)
Federal statutory rate	21%	21%
Computed Federal provision (benefit) for income taxes	(361)	(103)
State income taxes, net of federal income tax benefits	47	76
Change in valuation allowance	477	137
Increase in available federal tax credit	(185)	(164)
Other nondeductible expenses	41	39
Adjustment to deferred tax balances	38	109
Total provision for income taxes	$57	$94